Buyer Loan #	Pool	Servicer Name	Next Due Date	Last Payment Date	Loan Status	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	Scrub Comments
432590869	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/17/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. X/XXXX Borrower reports they have been impacted by XXXX, a FB plan is implemented. X/XXXX Additional XXXX assistance is requested, FB extension is requested but denied in X/XXXX. XX/XX/XXXX borrower reports they have been trying to make payments since X/XXXX, but they have all been returned. Borrower has been cooperative. The most recent contact was on X/X/XXXX to schedule a payment.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432590902	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX, a FB is approved, but no notes found showing the plan was implemented. X/XXXX Borrower once again requests XXXX assistance, but a few days later the request is withdrawn. The most recent contact was on XX/XX/XXXX, payment arrangements are being made.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591172	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	3/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower advised X/XX/XXXX would make payment online; excessive obligations stated. Borrower scheduled payment XX/XX/XXXX. Borrower confirmed payment XX/XX/XXXX. Borrower requested X-month FB X/XX/XXXX due to XXXX from X/X/XXXX to X/X/XXXX. Borrower requested online access for payment X/XX/XXXX. Plan noted to be extended to X/X/XXXX on X/XX/XXXX. Servicer notes X/XX/XXXX approved for tiered deferral. Servicer advised borrower of offer XX/X/XXXX. Borrower called to make payment XX/XX/XXXX. Borrower stated X/X/XXXX payment oversight.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is non owner-occupied.  Servicer notes X/X/XXXX notice of violation; no further details provided.

432590888	NB 2021-NQM2	SLS 36M PHCH	2/1/2021	12/17/2020	DELQ	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. X/XXXX Borrower reports they have been impacted by XXXX, a FB plan is implemented. X/XXXX FB ends. Borrower has not been very responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on XX/XX/XXXX, with credit reporting being discussed.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XX/XXXX Notes reference a claim IAO $XX,XXX for water damages. X/XX/XXXX Borrower reports repairs are near completion. Per note on X/XX/XXXX Inspection is no longer required and claim is closed.

432590671	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	2/24/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account was performing with little contact prior to request for XXXX assistance X/XX/XXXX. Forbearance approved through Jun XXXX, borrower reinstated X payments July XXXX and remains current, last contact X/X/XXXX.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432591215	NB 2021-NQM2	SLS 36M PHCH	2/1/2021	2/5/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Xrd party authorization provided for son. Xrd party inquired about grace period; setup ACH payments. Xrd party stated X/XX/XXXX unable to make payment; deducted payment too early from another account. Xrd party inquired about evidence of insurance X/XX/XXXX. Borrower inquired about payment change X/XX/XXXX; requested escrow analysis over XX-months. Xrd party inquired about receipt of insurance coverage X/X/XXXX. Borrower requested special FB X/XX/XXXX due to XXXX. Work is slow. Borrower stated X/XX/XXXX still impacted by XXXX; stated would apply for workout assistance. FB noted to be extended X/XX/XXXX. Borrower inquired about payment deferral X/XX/XXXX; stated unable to make payments. Borrower again inquired about workout options X/XX/XXXX. Recent contact with borrower to schedule payments. Borrower stated X/X/XXXX does not need assistance.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.
432590822	NB 2021-NQM2	SLS 36M PHCH	2/1/2021	2/24/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Several unsuccessful attempts to contact borrower are recorded. No contact with borrower or other significant activity was found.

REASON FOR DEFAULT: None provided

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
432591038	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for forbearance as of XX/XX/XXXX with end date of XX/XX/XXXX. Borrower reviewed for forbearance extension as of XX/XX/XXXX, appears forbearance was extended per comments on XX/XX/XXXX that shows extension effective through XX/XX/XXXX. Borrower offered tiered deferral as of XX/XX/XXXX, borrower under impression she was under deferral as of XX/XX/XXXX, deferral finalized as of XX/XX/XXXX, due date updated to XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was informed of total amount due, borrower stated tenants were not paying.

REASON FOR DEFAULT: Borrower illness and curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432591500	NB 2021-NQM2	FAY 36M PHCH	1/1/2021	12/10/2020	DELQ	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 3	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower was sent a trial to deferment on X/X/XXXX, with X options: make X PITI by X/XX/XXXX and then payments would be deferred to bring loan current for X/X/XXXX or X month TPP for March, April and May and then defer to bring loan current for X/X/XXXX. Unable to determine if borrower responded to the offer. Last contact with the borrower was X/XX/XXXX, making January payment, which was returned NSF on X/X/XXXX. Borrower appears to fall behind and then makes payments when demand letter is sent.

REASON FOR DEFAULT: Last RFD was XX/XX/XXXX.  Borrower is a realtor and waiting for a closing.   Borrower has used the same RFD multiple times.  Would appear that they are over extended and very dependent on deals closing.

FORECLOSURE: Demand letter sent by attorney on X/XX/XXXX, but payment received and accepted after that date.   Loan has been in foreclosure multiple times, with borrower making payments at first legal.

BANKRUPTCY: No evidence of BK

PROPERTY: No evidence of property damage.

432590650	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. First payment was confirmed made timely to prior servicer but not posted until trailing funds were received by current servicer., and account was performing with no contact until request for XXXX assistance X/XX/XXXX. Forbearance approved through June XXXX, extended twice through Dec XXXX. Borrower accepted a tiered deferral offer Dec XXXX with X payments down and remains current, last contact XX/X/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432590758	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/8/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower requested FB plan on XX/XX/XXXX due to being impacted by XXXX. Notes on XX/XX/XXXX indicate that the borrower approved for a XX-day FB plan. Does not appear that the borrower was required to make payments. Servicer started reviewing loan for workout in XX/XXXX and requested that the borrower fill out an hardship application. Initial review of hardship application denied but as of XX/XXXX servicer started to re-review application. Deferment granted in XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, borrower impacted by XXXX but did not provide details.  RFD as of XX/XX/XXXX, tenants having issues paying rent.  Unable to determine if RFD due to XXXX has been resolved.

FORECLOSURE: No mention of FC found in comments.

BANKRUPTCY: No mention of BK found in comments.

PROPERTY: No mention of property damage found in comments.  Investment occupied per data tape.

432590701	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/8/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account was performing with little contact prior to web request for XXXX assistance X/XX/XXXX. Forbearance was approved through June XXXX was extended to Sep XXXX and Dec XXXX. Borrower accepted a pre-approved deferral with X payments down Dec XXXX and remains current, last contact

REASON FOR DEFAULT: Income curtailment due to tenants not paying

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432591367	NB 2021-NQM2	FAY 36M PHCH	4/1/2021	3/6/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower requested assistance as of XX/XX/XXXX. Servicer advised to send in hardship application. Borrower requested reinstatement amount on XX/XX/XXXX. Hardship application filled out and as of XX/XX/XXXX servicer advised of information needed. Reinstatement funds received on XX/XX/XXXX in the amount of $XXXX.XX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, renters are not able to pay rent. Borrower's wife is not working and source of income is rental income.  As of XX/XX/XXXX, borrower stated he was still having a hard time collecting rent.  Borrower in the hospital as of XX/XX/XXXX due to having knee surgery. Unable to determine if renters are paying rent on a timely matter.

FORECLOSURE: No mention of FC found in comments.

BANKRUPTCY: No mention of BK found in comments.

PROPERTY: No mention of property damage found in comments.  Tenant occupied per data tape.

432591469	NB 2021-NQM2	FAY 36M PHCH	4/1/2021	3/8/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. First contact with borrower was X/XX/XXXX, stated talked to partner and payment did not go through. X/XX/XXXX borrower requesting refund of X payment as set up draft twice and X payments were drafted. Borrower is obviously playing games, using various excuses as to why payments are late or why they were NSF. Last contact on X/X/XXXX about payment that was applied to negative escrow, wanted funds removed from escrow repayment and applied to X/XXXX payment.

REASON FOR DEFAULT: Borrower has never provided an RFD.   Borrower using numerous excuses about various bank accounts and auto draft.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

432591277	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	LA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower who said he mailed a payment on X/X/XXXX. The borrower appears to be cooperative. The notes and pay history reflect a deferral completed in XX/XXXX deferring X payments. The borrower began requesting workout assistance in X/XXXX due to the XXXX XXXX. The loan has remained current since the deferral was completed. No indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in XX/XXXX was due to job loss from the XXXX XXXX. The notes also indicate that the borrower was ready to make payments at that time. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432591141	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/22/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX, no other details provided. Borrower noted as impacted by XXXX in XX/XXXX, approved for X month forbearance as of XX/XX/XXXX with end date of XX/XX/XXXX. Borrower requested forbearance extension in XX/XXXX, borrower denied for loss mit as of XX/XX/XXXX. Borrower reviewed for extension in XX/XXXX, no other details provided. Borrower requested deferment on XX/XX/XXXX, was advised to send in RMA, no other details provided. Borrower offered tiered deferral as of XX/XX/XXXX, loan reinstated on XX/XX/XXXX, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to set up payment.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC closed on XX/XX/XXXX due to reinstatement. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432591064	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OR	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower has been current on the loan since origination. Minimal contact is noted; unauthorized Xrd party XXXX called in on X/X/XX to inquire about billing statement and was advised that it was recently mailed, also advised of authorization needed; Ms. XXXX stated that she would have the borrower call in to add authorization and ACH.

REASON FOR DEFAULT:  None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432590698	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account was performing with little contact prior to request for XXXX assistance X/X/XXXX. Forbearance approved through June XXXX, borrower requested extension Aug XXXX that was not processed until borrower called to dispute a demand letter X/X/XXXX. Borrower accepted a pre-approved deferral Oct XXXX with X payments down and has remained current with monthly phone payments, last contact X/X/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432591232	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/3/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about refinance X/X/XXXX. Xrd party inquired about insurance X/XX/XXXX. Borrower indicated X/XX/XXXX impacted by XXXX; servicer discussed X-month FB plan. Servicer requested borrower financials X/XX/XXXX. Borrower called to confirm payment X/XX/XXXX; requested loan to be escrowed.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

432591002	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	3/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Co-borrower called in on X/X/XX stating that she was out of the country and would mail in a payment on the XXth, also wanted to know if the June payment was reported to the credit bureau and was advised that the payment would have needed to be received on X/XX/XX to not impact the credit. Last contact was on X/XX/XX, borrower advised that payment was mailed on the XXth. Loan is current.

REASON FOR DEFAULT: Borrowers were out of the country.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591504	NB 2021-NQM2	Lima One 36M PHCH	4/10/2021	3/15/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	VA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account tis performing with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432591025	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower on X/XX/XXXX stated impacted by XXXX, servicer offered a X month FB plan which was accepted. Borrower on X/XX/XXXX stated still impacted by XXXX, servicer set up a X month repayment plan starting X/XX/XXXX, no further details. Borrower on XX/XX/XXXX called in upset over credit reporting while on XXXX plans and will go to attorney general if not resolved. As of X/X/XXXX borrower called in still upset credit report showing late charges, servicer went over process and why reported late; nothing further was discussed. Comments do not indicate servicer has changed credit reporting.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432591345	NB 2021-NQM2	Lima One 36M PHCH	4/10/2021	3/10/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Account is performing with one borrower contact X/XX/XXXX to renew autopay.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432591231	NB 2021-NQM2	SLS 36M PHCH	2/1/2021	1/15/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to follow-up on payment X/XX/XXXX. Borrower inquired about delinquency letter X/X/XXXX. Borrower indicated X/XX/XXXX impacted by XXXX; X-month special FB offered. Borrower inquired about repayment plan X/XX/XXXX due to loss of income. Borrower called to make payment X/XX/XXXX. Servicer notes X/XX/XXXX borrower offered tiered deferral to bring current. Borrower requested X/XX/XXXX to have prior late fees waived.

REASON FOR DEFAULT: No hardship noted.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property occupancy is unknown.  No property damage noted.

432591206	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/18/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted a impacted by XXXX in XX/XXXX, borrower requested assistance as of XX/XX/XXXX, tiered deferral offered as of XX/XX/XXXX, X month deferral approved as of XX/XX/XXXX, next due date advanced to XX/XX/XXXX. Process delayed due to Investor required financial documents and RMA to review for assistance and borrower was unable to provide documents until XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why she was getting fees charged if she requested assistance in XX/XXXX, was advised of requirement of docs for assistance review. Borrower stated she was out of town and unable to provided documents until now and that she can make monthly payments but can't do lump sum amount. Borrower was advised Servicer can try to waive late fees after deferral completed.

REASON FOR DEFAULT: Curtailment of income and borrower unemployment due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432590933	NB 2021-NQM2	SLS 36M PHCH	2/1/2021	2/8/2021	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower on X/XX/XXXX stated impacted by XXXX, servicer offered a X month FB plan which was accepted. Borrower in X/XXXX requested further assistance as still impacted by XXXX as of X/XX/XXXX comments indicate new FB plan set up which ended X/XX/XXXX. As of X/X/XXXX servicer approved extension of FB plan through X/XXXX. Last contact X/XX/XXXX borrower and servicer discussed the end of one FB plan and the request for another FB plan. Since last contact borrower and servicer have been emailing each other.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432590700	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	OH	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account is performing with occasional account inquiry. Last contact X/XX/XXXX to request XXXX, servicer advised this is not issued for a business account.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432591344	NB 2021-NQM2	FAY 36M PHCH	2/1/2021	1/29/2021	DELQ	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/X/XXXX. X/XXXX borrower asking for assistance in getting caught up due to payment amount being incorrect from XX/XXXX to X/XXXX, when the loan was correct. Statements were being sent with a payment amount of $X,XXX.XX, when they should have been $X,XXX.XX. Borrower paid $XX,XXX.XX in X/XXXX. Borrower has multiple loans with servicer. XX/XX/XXXX borrower started playing the XXXX game or requesting late fees be waived, etc.

REASON FOR DEFAULT: Initial RFD was servicing issues, statements were being sent with wrong payment amount, which was X/X of correct amount, borrower never questioned it.  Payments prior to correction were being applied as a negative AM payment.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage

432590821	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. X/XXXX Notes reference a miss applied funds request. X/XXXX Borrower reports they have been impacted by XXXX, a FB plan is implemented. X/XXXX Additional XXXX is requested, borrower wants to pursue a mod. No notes found showing an application was submitted/approved. XX/XXXX Several notes regarding credit bureau reporting are recorded. The most recent contact was on X/XX/XXXX with the escrow account being discussed.

REASON FOR DEFAULT: X/XXXX Miss application of funds. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591248	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	2/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX. The borrower called in to ask for wire instructions due to wanting to send a large payment towards principal. The pay history shows the lump sum payment was received in X/XXXX. The notes also reflect the borrower attempted to wire a lump sum in X/XXXX but the wire was not applied and after the borrower requested research, it was determined that the wire was unidentified and sent back to the originator. The borrower appears to be cooperative but has shown distrust when speaking to non-management. The loan has remained current since origination. No indication of hardship or active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432591099	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/10/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower on X/XX/XXXX stated impacted by XXXX and requested FB plan, borrower stated they will attempt to keep making payments but was not sure if they could since work shut down for X months. Comments do not indicate servicer set up a FB plan. Last contact X/XX/XXXX borrower wanted to change bank account for autopay; appears completed.

REASON FOR DEFAULT: XXXXD unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432591268	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to ask about their escrow analysis and to discuss the shortage increase. No further contact with the borrower noted in the contact history. A X month forbearance was offered to the borrower in X/XXXX due to impact from the XXXX XXXX, The forbearance plan was accepted via the website. The notes also show the servicer was requesting further documentation after the start of the forbearance, but no further documentation was provided. The loan has remained current throughout the past XX months and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: A RFD was last noted in X/XXXX as loss of income due to the XXXX XXXX. No recent indication of ongoing hardship was identified.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432590816	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. No contact.

REASON FOR DEFAULT:  RFD is unknown.

FORECLOSURE: No mention of FC found in comments.

BANKRUPTCY: No mention of BK found in comments.

PROPERTY: No mention of property damage found in comments.  Tenant occupied per data tape.

432590790	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower stated that the legal description agreement changed; servicer notes that the borrower would fax in docs for review and loan is not paid in full and lien will not be released. Nothing further mentioned.

REASON FOR DEFAULT:  RFD is not needed.

FORECLOSURE: No mention of FC found in comments.

BANKRUPTCY: No mention of BK found in comments.

PROPERTY: No mention of property damage found in comments.  Owner occupied per data tape.

432590626	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. Account is performing except for XxXX due to missed payment May XXXX, cured in June. There is no borrower contact except for a hang-up on X/XX/XXXX and most recent X/X/XXXX, borrower advised she did not need help and hung up.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432591365	NB 2021-NQM2	FAY 36M PHCH	2/1/2021	1/19/2021	DELQ	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower stated on X/XX/XXXX, that his POA advised that the servicer approved a X-month extension. Servicer advised that was incorrect. Borrower stated he had no idea why the payments were not being made. Borrower agreed to a repayment plan to bring account current by XX/XX/XXXX but servicer notes that the plan was broken on XX/XX/XXXX due to nonpayment. Borrower reinstated loan in XX/XXXX. Last contact on XX/XX/XXXX, authorized Xrd party requested reinstatement quotes on all three loans serviced by servicer. Notes on XX/XX/XXXX indicate that the servicer sent out a deferment offer with two options. Option X: borrower makes two payments by XX/XX/XXXX and the X/X/XXXX payment to be deferred. Second option: borrower to make X payments and then the XX/XX/XXXX payment would be deferred.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, curtailment of income.  Borrower stated was waiting on rent as of XX/XX/XXXX.  Unable to determine if RFD is resolved or current cause of delinquency.

FORECLOSURE: No mention of FC found in comments.

BANKRUPTCY: No mention of BK found in comments.

PROPERTY: No mention of property damage found in comments.  Tenant occupied per data tape.

432591473	NB 2021-NQM2	FAY 36M PHCH	3/1/2021	2/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower stays in contact with the servicer, has fallen behind in the past but makes up payments. Last contact X/XX/XXXX, making payment.

REASON FOR DEFAULT: No RFD, loan is current.   Prior reason for default was a payment dispute, appears borrower was incorrect in believing a payment was missing.

FORECLOSURE: Loan was prepped for foreclosure during period of payments dispute, but loan is now current.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage or concerns

432591243	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/22/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the co-borrower called in to ask why the payments went up. Was told about the escrow shortage. Asked how could lower the payments and discussed possible modification after the forbearance period ends. The notes indicate the borrower has been paying on a XXXX forbearance but unable to determine the terms in the contact history. The borrower appears to be cooperative but is experiencing hardship and loss mitigation workout activity is ongoing.

REASON FOR DEFAULT: RFD is due to the borrower becoming unemployed and the co-borrower losing her business. Hardship caused by the XXXX XXXX and appears to be continuing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432591030	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Last contactX/XX/XXXX borrower and servicer discussed all options available, servicer went over options. Borrower never requested any assistance.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432590893	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. X/XXXX Borrower reports they have been impacted by XXXX, a X month FB plan is completed. Additional XXXX assistance is requested, docs are submitted and in X/XXXX assistance is granted. Notes show a deferral mod is processed in XX/XXXX Borrower has not been very responsive. The most recent contact was on XX/XX/XXXX with the deferral and fees being discussed.

REASON FOR DEFAULT: X/XXXX Change of employment. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591259	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: No contact with the borrower noted in the contact history and the borrower has not been responsive to attempts. The loan has been current throughout the past XX months and no indication of hardship or active loss mitigation workout activity.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432591496	NB 2021-NQM2	FAY 36M PHCH	4/1/2021	3/3/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower contacted servicer in XX/XXXX regarding $X,XXX.XX sent to prior servicer, which it was determined the servicer had returned. Borrower then reinstated loan. Last contact on X/XX/XXXX, making payment.

REASON FOR DEFAULT: Borrower has not provided an RFD other than, just behind.   Borrower stays in contact with the servicer and keeps commitments.

FORECLOSURE:  Loan was referred to foreclosure in XX/XXXX but borrower then reinstated.

BANKRUPTCY: No evidence of BK.

PROPERTY:No evidence of property damage.

432591092	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	RI	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower has been current on the loan since origination. Borrower called on X/XX/XX to make a payment but debit card was declined and stated that he would call back to make a payment; also informed that he did not receive the billing statement and was advised statement was sent out. Borrower stated on X/XX/XX that he had some unexpected expenses and scheduled a payment for X/XX/XX. Last contact was on X/X/XX, borrower requested a copy of XXXX.

REASON FOR DEFAULT: Borrower stated on X/XX/XX that he had some unexpected expenses.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591031	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/26/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Co-borrower called in on X/X/XX to schedule a payment and stated that they had not received the billing statement. Web inquiry was received on X/X/XX indicating the borrowers were affected by XXXX and requested assistance. Borrowers agreed to a X month repayment plan in July effective X/XX/XX. A return check iao $X,XXX issued on XX/X/XX was damaged and a stop pay was placed and check was reissued; check (payment) was mailed to the insurance company. Loan was brought current in XX/XXXX; no payment received in X/XXXX but X payments were received the following month keeping the loan current. Last contact was on X/X/XX, co-borrower called to an authorized Xrd party XXXX (father-in-law) on the loan and stated RFD due to they get paid on the Xth of the month from the rental property. Property appears to be non-owner occupied, mailing address is in XXXX, GA.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591477	NB 2021-NQM2	FAY 36M PHCH	5/1/2021	3/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Last contact with the borrower was XX/X/XXXX, making a payment. Borrower is Spanish speaking and has complained about reaching someone in servicing that can help. Borrower does not live in the property, lives in Columbia. As of X/XXXX property was vacant. As of X/XXXX borrower stated property was listed for sale. Borrower appears to be playing the game, asking for further deferments, but then makes payments.

REASON FOR DEFAULT: Property is a rental and borrower has been unable to rent.

FORECLOSURE: No evidence of foreclosure.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage.

432590683	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account was performing with little contact prior to request for XXXX assistance X/XX/XXXX. Forbearance approved through June XXXX was extended to Sep XXXX. Borrower advised X/X/XXXX that he could resume payments but needs assistance for arrears, current hardship due to death in family. Borrower accepted a pre-approved deferral with X payments down Oct XXXX and remains current, last contact X/X/XXXX.

REASON FOR DEFAULT: Income curtailment due to renters not paying

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432590964	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	3/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	PA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower has been impacted by XXXX and requested a X month FB in X/XXXX. Borrower was advised on X/XX/XX that he was not approved for the FB plan and that a loss mit packet was sent to his email. Last contact was on X/XX/XX, borrower called in to make a payment but did not want to pay the fee; was advised to make a payment online. Loan is current.

REASON FOR DEFAULT:  XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432590673	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account is performing with little contact. Servicer requested a W-X from borrower, authorized third party advised she is a foreign national and not required to provide one. Last contact XX/X/XXXX request for web assistance.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home. No property issues noted.

432590707	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/9/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. First payment due Sep XXXX was not paid until Oct XXXX, no hardship provided. Borrower XX/X/XXXX called from overseas to make payment and set up ACH.Account remained current with no ongoing contact until online request for XXXX assistance X/X/XXXX. Forbearance approved through X/X/XXXX, borrower reinstated Aug XXXX and remains current. Last contact X/XX/XXXX to authorize spouse on account.

REASON FOR DEFAULT: Income curtailment, details not provided

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432591380	NB 2021-NQM2	FAY 36M PHCH	4/1/2021	3/3/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	AL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower authorized a third party on the account in X/XXXX, and changed the mailing address. Borrower also set up auto-draft payments. An unauthorized third party requested a payoff quote in XX/XXXX, stating borrower was selling properties. Loan had XX total properties; servicer completed a partial release of two of the properties after borrower paid them off in X/XXXX, and paid the prepayment charge. Last contact was in X/XXXX when an authorized third party verified the partial release was completed.

REASON FOR DEFAULT: No default

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied

TITLE: The two properties released in X/XXXX are at XXXX XX St W, and XXX XXth St N. Servicer notes also mention a partial release of XXX XXXX Ave SW; unable to determine whether this property was released.
432590910	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower on X/XX/XXXX stated impacted by XXXX. Servicer set up a XX day FB plan and froze credit reporting. No further assistance was requested. No further XXXX assistance has been requested.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432591103	NB 2021-NQM2	SLS 36M PHCH	2/1/2021	2/8/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called to setup ACH X/XX/XXXX. Borrower advised of NSF payment X/XX/XXXX. Borrower requested online assistance X/XX/XXXX. Borrower hardship noted X/XX/XXXX due to curtailment of income; cash-flow issues. Borrower stated X/XX/XXXX impacted by XXXX. Borrower stated X/XX/XXXX income had been reduced. Borrower requested FB X/X/XXXX; noted denied X/X/XXXX. Borrower inquired about workout options X/XX/XXXX. Borrower called X/XX/XXXX to discuss funds in suspense; request late fee waiver. Borrower requested wire instructions to reinstate XX/XX/XXXX. Servicer offered discounted late fees XX/XX/XXXX. Illness of family member noted XX/XX/XXXX; medical issues. Borrower confirmed wire X/XX/XXXX stating income is reduced. Last contact X/XX/XXXX borrower stated would be paying be end of week.

REASON FOR DEFAULT: Curtailment of income. Excessive obligations.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

432590923	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/16/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. XXXX letter emailed X/XX/XXXX, borrower never responded. Last contact X/X/XXXX borrower stated they never received their escrow surplus check. Servicer advised will reissue check.

REASON FOR DEFAULT:  Unable to determine from the notes.

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432590690	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	ID	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account is performing with no borrower contact.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432590948	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower on X/X/XXXX stated they impacted by XXXX, servicer set up a X month FB plan. Borrower on X/XX/XXXX stated they are still impacted by XXXX, servicer extended the FB plan another X months. Borrower reinstated loan in X/XXXX. Borrower applied via web site for further XXXX assistance, servicer requested a loss mit packet which was never received. Borrower on XX/XX/XXXX called in to discuss FB request, servicer advised of documents need for loss mit review. Borrower declined and closed request.

REASON FOR DEFAULT: XXXX unemployment

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432591194	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/15/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	GA	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called regarding transfer and stated she sent a check on XX/XX/XXXX, no other details provided.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432590843	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. X/XXXX Borrower reports they have been impacted by XXXX, assistance is requested. X/XXXX A X month FB is approved. X/XXXX Additional XXXX assistance is requested. X/XXXX Borrower accepts a X month repayment plan. Borrower has been cooperative. The most recent contact was on XX/XX/XXXX with payment arrangements being made.

REASON FOR DEFAULT: X/XXXX XXXX (loss of business).

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591049	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired if he could make online account, was advised no since account is LLC with a foreign address and no TIN on file.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432591525	NB 2021-NQM2	FAY 36M PHCH	2/1/2021	1/19/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower requested ACH be cancelled. Borrower upset in XX/XXXX due to servicer not offering workout options. Servicer advised that the borrower would need to send in application. As of XX/XX/XXXX, servicer notes that they received application and were reviewing for options. Servicer advised that could waive default interest in the amount of $XXX.XX if borrower full reinstated the loan on XX/XX/XXXX. Borrower accepted terms and reinstatement funds received on XX/XX/XXXX in the amount of $XXXX.XX. Last contact on XX/XX/XXXX, borrower stated would make payment when funds received from tenant. Notes on XX/XX/XXXX indicate that the servicer sent out a deferment offer with two options. Option X: borrower makes two payments by XX/XX/XXXX and the X/X/XXXX payment to be deferred. Second option: borrower to make X payments and then the XX/XX/XXXX payment would be deferred.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, payment curtailed due to XXXX. Specific details not provided.  RFD per notes on XX/XX/XXXX, tenants have not paid rent.  Unable to determine if borrower is still experiencing curtailed income due to XXXX.

FORECLOSURE: No mention of FC  found in comments.

BANKRUPTCY: No mention of BK found in comments.

PROPERTY: No mention of property damage found in comments.  Tenant occupied per data tape.

432591386	NB 2021-NQM2	FAY 36M PHCH	2/1/2021	2/27/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower applied for XXXX assistance through email in X/XXXX, and servicer granted a X-month FB plan that month. Borrower verified ability to pay in X/XXXX, as hardship had ended, yet she applied for additional payment assistance. Borrower did not qualify for retention options due to insufficient income, and requested another FB plan in X/XXXX. Servicer advised borrower to reinstate or appeal retention denial. Borrower reinstated in X/XXXX, but then stopped paying again. No contact until borrower authorized a third party in XX/XXXX. No further contact. Borrower made another lump sum reinstatement in XX/XXXX. Servicer has since made multiple attempts to contact borrower each month, and sent a trial plan for deferment offer in X/XXXX.

REASON FOR DEFAULT: XXXX impact due to unemployment, excessive obligations

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
432591343	NB 2021-NQM2	FAY 36M PHCH	5/1/2021	3/9/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/X/XXXX. First contact with borrower was in XX/ XXXX, stated payments made by his company, he is the president. In X/XXXX borrower wired funds, but provided no information with the wire so delay in posting payments. Appears servicing issues were resolved in X/XXXX and servicer waived default interest when delinquent payments were made. Borrower set up on plan to bring loan current with X payments of $XX,XXX.XX. All communication has been with secretary of the company. X/X/XXXX borrower requested a rush on a payoff figure and then funds in the amount of $XXX,XXX.XX were received on X/X/XXXX and are in suspense. Funds not sufficient to pay loan in full, but no explanation.

REASON FOR DEFAULT: Initial RFD was servicing issues.   No other RFD provided by the borrower.

FORECLOSURE: No evidence of foreclosure.   Loan was being prepared for demand when delinquency was resolved.

BANKRUPTCY: No evidence of BK.

PROPERTY: No evidence of property damage

432590775	NB 2021-NQM2	SLS 36M PHCH	2/1/2021	1/11/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Very little contact with the borrower. Last contact on XX/XX/XXXX, when borrower requested assistance due to income being impacted by XXXX. Servicer notes that they will open request for assistance.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, loss of income.  Appears that borrower sells equipment and work is slow.

FORECLOSURE: No mention of FC found in comments.

BANKRUPTCY: No mention of BK found in comments.

PROPERTY: No mention of property damage found in comments. Owner occupied per data tape.
432591391	NB 2021-NQM2	FAY 36M PHCH	1/1/2021	1/16/2021	DELQ	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Other - Servicing	BORROWER CONTACT: Contact history begins XX/XXXX; no contact despite welcome call attempts. NSF payments in X/XXXX and in X/XXXX were reinstated in the same month. Auto-draft was set up incorrectly; borrower requested draft payments on the Xth of each month, servicer drafted on the Xst of the month. Servicer changed the draft date in X/XXXX, but borrower deleted auto-draft payments in XX/XXXX due to ongoing hardship. Borrower gave a promise to pay in X/XXXX. Last contact was a promise to pay in X/XXXX. Funds wired in X/XXXX were applied to suspense as funds were not a full payment; the funds were a full P&I payment, but servicer added LPI to account on X/XX/XXXX, which added an escrow line and increased the payment. LPI was cancelled on X/X/XXXX, borrower sent in proof of coverage. Borrower sent in a payment on X/X/XXXX, but servicer till showed a higher payment amount despite the LPI cancellation, and the funds were applied to suspense. A new escrow analysis was requested on X/X/XXXX and on X/X/XXXX, but has not yet been completed. Servicer sent a trial plan for deferment in X/XXXX; funds in suspense have not yet been applied.

REASON FOR DEFAULT: X/XXXX: Auto-draft was set up incorrectly. X/XXXX: XXXX impact, large loss of income as tenants were not paying and some moved out

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
432591490	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/10/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for X month forbearance as of XX/XX/XXXX with end date of XX/XX/XXXX. Borrower requested assistance and was reviewed for forbearance extension in XX/XXXX, noted as ineligible as of XX/XX/XXXX. Borrower offered tiered deferral as of XX/XX/XXXX, borrower accepted offer as of XX/XX/XXXX, deferral approved as of XX/XX/XXXX, finalized as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was informed of total amount due and what his new payment was going to be based on new escrow analysis, borrower stated he will make online payment.

REASON FOR DEFAULT: Curtailment of income due XXXX and excessive obligations.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC closed as of XX/XX/XXXX with completion of deferral. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432591256	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, The borrower called in to inquire about payment increase, was told it was due to escrow shortage. The borrower disconnected after explanation of escrow. The notes reflect a X month deferral that was completed in XX/XXXX and the loan has been current since that time. The borrower was offered XXXX assistance options beginning in X/XXXX. The borrower appears to have been cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD was noted as due to curtailment of income due to impact of XXXX. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
432590963	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Welcome call was completed on X/X/XX. Borrower stated on X/XX/XX that he mailed the payment for January on December XXth, check was made out to the prior servicer; borrower was advised to check with his bank to find out if the check had cleared. Borrower called in on X/XX/XX that he had a missing payment and made X payments to keep the loan current but was charged nsf fees by other companies due to current servicing cashed the missing payment and requested a refund; borrower was advised to send in a copy o his bank statements to show the nsf charges. Borrower called in X/XXXX requesting assistance due to XXXX impact and was advised to send in the required docs for FB review. It does not appear that a FB plan was approved. Last contact was on X/XX/XX, borrower scheduled a payment, stating RFD due to mailing issues - did not receive the billing statement. Loan is current.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591410	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/X/XXXX, the co-borrower called in to request late fees be waived. The late fee waiver was offered in X/XXXX in exchange for paying off outstanding fees at a discounted rate. The borrower began requesting workout relief options in X/XXXX due to being impacted by the XXXX XXXX. The borrower was granted a three month forbearance. The borrower requested a forbearance extension in X/XXXX but the servicer did not receive the required documentation. The borrower then fully reinstated the loan in X/XXXX and has maintained the loan current since that time. The borrower appears to be cooperative. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD was due to job loss caused by XXXX and excessive obligations. Hardship does not appear to be ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432590657	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/25/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower requested assistance on XX/XX/XXXX; servicer approved a X month XXXX FB. Notes on XX/XX/XXXX indicate that the servicer requested approval from investor for a XX-day FB extension and requested that the borrower send in a hardship application. Repayment plan approved in XX/XXXX, borrower indicated that she would more than likely be able to catch up payments on her own. Last contact on XX/XX/XXXX, borrower advised that she would bring account current by XX/XX/XXXX; promise kept.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXX, employment impacted by XXXX XX.  RFD as of XX/XX/XXXX, medical issues.  Borrower stated was back to work on XX/XX/XXXX but that she lost income and needs to make up for the loss.

FORECLOSURE: No mention of FC found in comments.

BANKRUPTCY: No mention of BK found in comments.

PROPERTY: No mention of property damage found in comments.  Owner occupied per data tape.

432591055	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/26/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, borrower requested assistance on XX/XX/XXXX, borrower was advised on XX/XX/XXXX they need to submit RMA for assistance review, borrower declined. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called for status on account and scheduled payment.

REASON FOR DEFAULT: Borrower illness and curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432591510	NB 2021-NQM2	FAY 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX; no contact after several welcome call attempts. Dialer attempts continued each month with no contact. No door knocker attempts. Referred to foreclosure in XX/XXXX. Servicer received an email from borrower in X/XXXX, stating he had sent three payments to servicer; servicer asked for proof of payments sent. Borrower called in X/XXXX to update the mailing address, and said the prior servicer had drafted the first payment due on the account. Servicer again advised borrower to provide proof of payments sent. Borrower reinstated the account in X/XXXX. Borrower had a payment returned in X/XXXX as there was no loan number on the check. Borrower tried to pay online in X/XXXX, but was not able to as loan was delinquent; he also authorized his spouse on the account. Borrower made a lump sum payment by phone in X/XXXX to reinstate, and has since remained current. No further contact.

REASON FOR DEFAULT: Borrower thought payments had been made in XXXX, no clear RFD provided. XXXX-didn't include loan number on check, didn't want to pay extra fees for phone payments, frequent travel

FORECLOSURE: Referred XX/XX/XXXX, then placed on hold for a missing assignment. Attorney recommended a reformation of mortgage action in X/XXXX to cure the title issue through judgment. Loan reinstated in X/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied

TITLE: Legal description error in the mortgage; details were not provided. Title claim filed X/X/XXXX, acknowledged by insurer X/XX/XXXX. Insurer instructed servicer to notify them if an answer to the foreclosure was filed; otherwise, issue was to be cured through foreclosure. Title issue closed X/XX/XXXX.
432591212	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/2/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for forbearance as of XX/XX/XXXX with end date of XX/XX/XXXX, borrower requested X month forbearance extension as of XX/XX/XXXX and was willing to pay $XXXX a month until account current, was advised since her account is past due for over XX days, she would need to cover at least X payments first in order to do repayment plan. Tiered deferral offered as of XX/XX/XXXX, borrower accepted as of XX/XX/XXXX, deferral approved as of XX/XX/XXXX, finalized as of XX/XX/XXXX, due date updated to XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, offered to help borrower, borrower declined, no other details provided.

REASON FOR DEFAULT: Excessive obligations and curtailment of income due to XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432591478	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/5/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower defaulted on Xrd payment after origination and has been chronic delinquent since Nov XXXX. Hardship due to borrower has X corporations that require cash inputs and he is slow to get funding, attempting to sell a car. Borrower agreed to a X-month repay plan completed May XXXX. Default July XXXX was cured to prevent foreclosure referral Sep XXXX. Borrower requested XXXX assistance X/XX/XXXX, hardship due to business failure. Forbearance approved through June was extended twice to Dec XXXX, then borrower accepted a pre-approved deferral offer Jan XXXX and remains current, last contact

REASON FOR DEFAULT: Income curtailment

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

432590930	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/2/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower on X/X/XXXX stated impacted by XXXX, servicer set up a X month FB plan on X/X/XXXX. Borrower on X/X/XXXX requested further assistance and was advised need loss mot packet. No packet was received and on X/XX/XXXX appears a repayment plan was set up, details of plan not noted. As of X/X/XXXX comments indicate XXXX assistance completed. Unauthorized Xrd party called in X/XX/XXXX and made a payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432591366	NB 2021-NQM2	FAY 36M PHCH	4/1/2021	3/6/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	ME	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower called to verify if servicer was servicing another investment property.

REASON FOR DEFAULT: Borrower stated tenant was unable to pay rent due to XXXX as of X/XX/XXXX.

FORECLOSURE: No mention of FC found in comments.

BANKRUPTCY: No mention of BK found in comments.

PROPERTY: No mention of property damage found in comments.  Tenant occupied per data tape.

432591274	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact with the borrower was on X/XX/XXXX, The borrower called in to ask about getting a lower interest rate and was advised would need to look into refinancing with another lender. The borrower fully reinstated the loan in X/XXXX and it has remained current since that time. Soon after the reinstatement, the borrower began asking about extension options but the notes do not show the required documentation was received. The borrower began requesting XXXX relief options in X/XXXX and was granted a short term forbearance at that time. The terms were not detailed in the notes. The loan is now current and no recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was due to owning a restaurant and had to close due to XXXX. No recent indication that hardship is ongoing.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432591267	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/11/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to request a XX month payment history. The borrower began requesting workout options in X/XXXX. The loan was not approved for workout options at that time. The notes are not clear why the request was denied. The borrower requested workout assistance again in X/XXXX but the borrower was able to fully reinstate the loan in X/XXXX. The borrower has been cooperative during noted conversations. No recent indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD was due to a loss of income from losing his business caused by the XXXX XXXX.

FORECLOSURE: The loan was referred to foreclosure in X/XXXX, but was dismissed after the loan fully reinstated in X/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
432590732	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Very little contact with the borrower. Last contact on XX/XX/XXXX, borrower added son, XXXX, as an authorized Xrd party.

REASON FOR DEFAULT: RFD not needed.

FORECLOSURE: No mention of FC found in comments.

BANKRUPTCY: No mention of BK found in comments.

PROPERTY: No mention of property damage found in comments.  Tenant occupied per data tape.

432591355	NB 2021-NQM2	FAY 36M PHCH	4/1/2021	3/6/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. X/XXXX appears loan was boarded incorrectly and servicer working to correct. Appears borrower has at least X loans with the servicer.

REASON FOR DEFAULT: During first contact in X/XXXX RFD was curtailment of income.  Contact in X/XXXX borrower was requesting XXXX relief which was denied as borrower was due for X/XXXX.  X/XX/XXXX, tenants not paying, but property inspections showing property vacant.

FORECLOSURE: No evidence of foreclosure

BANKRUPTCY: No evidence of BK.

PROPERTY: Property showing vacant as of X/XX/XXXX.  No evidence of damage and does not appear the servicer has secured.

432590924	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/9/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. XXXX options letter mailed X/XX/XXXX, borrower never responded to letter. Payoff letter mailed to borrower XX/XX/XXXX. Last contact X/X/XXXX, borrower at that time requested a payoff which servicer sent to borrower. Nothing further discussed.

REASON FOR DEFAULT: NA

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432591113	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/18/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower requested X-month FB X/XX/XXXX; stated is a restaurant owner. X-month plan offered X/XX/XXXX from X/X/XXXX to X/X/XXXX. Borrower requested FB extension X/XX/XXXX. Borrower stated X/XX/XXXX both are sick on fixed income. Service notes X/XX/XXXX review for workout denied, however X-month extension granted X/X/XXXX. Servicer notes X/XX/XXXX tiered deferral offered. Borrower requested deferral X/XX/XXXX. Payment deferral completed XX/XX/XXXX. Borrower upset XX/XX/XXXX due to short sale approval letter. Last contact X/XX/XXXX inquiring on escrow shortage.

REASON FOR DEFAULT: Curtailment of income.  Borrower illness.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

432591507	NB 2021-NQM2	FAY 36M PHCH	3/1/2021	2/11/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX; borrower declined to verify any information during the welcome call. Borrower authorized a third party in XX/XXXX, and instructed servicer to contact the ATP for any issues on the account. The third party sent the first payment (October) to the prior servicer, and set up auto-draft payments that month. In XX/XXXX, the ATP was still waiting for prior servicer to send the initial payment, received in XX/XXXX but was effective dated to XX/XXXX. No contact again until the co-borrower requested XXXX assistance in X/XXXX. An ATP was unable to make a phone payment in X/XXXX as the account was delinquent and servicer required borrower to make the payment; borrower approved the payment to reinstate the account, and has since remained current. Borrower authorized another third party in X/XXXX. An ATP has made a phone payment each month; last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: XXXX-payment sent to prior servicer. XXXX-XXXX impact, details were not provided

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied

432590774	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/1/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Only occasional contact is recorded. A few notes regarding payment arrangements were found at the end of XXXX. Borrower has been cooperative. The most recent contact was on XX/XX/XXXX with an escrow surplus being discussed.

REASON FOR DEFAULT: XX/XXXX RFD is ACH was incorrectly setup.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591399	NB 2021-NQM2	FAY 36M PHCH	3/1/2021	2/11/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX; borrower confirmed account details during welcome call, and set up auto-draft payments for the XXth of each month. Borrower had an additional payment drafted later that month due to servicer error. The error was corrected in X/XXXX. Borrower had an NSF payment in XX/XXXX, and verified the due date after the payment error was fixed. Borrower scheduled auto-draft payments to begin again in XX/XXXX. No further contact.

REASON FOR DEFAULT: No default. Servicer error, an additional payment was drafted

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
432590880	NB 2021-NQM2	SLS 36M PHCH	1/1/2021	1/14/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX, assistance is requested. X/XX/XXXX A FB plan is implemented. X/XXXX Borrower is still struggling due to the XXXX. X/XX/XXXX Breach letter is sent out. Recently borrower has not been responsive with several recent unsuccessful attempts at communication recorded. The most recent contact was on X/XX/XXXX, borrower states they will call back and hangs up.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432590879	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/4/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX, a FB plan is implemented. X/XXXX FB ends. X/XXXX Borrower calls in to make arrangements to bring the account current. Borrower has been cooperative. The most recent contact was on XX/XX/XXXX to set up ACH.

REASON FOR DEFAULT: X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432590655	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/12/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower wanted to make one payment in XX/XXXX, servicer advised that the borrower was due for X payments and they would need more than one payment. Borrower requested a modification in X/XXXX, servicer advised borrower to fill out hardship application. As of XX/XX/XXXX, modification denied, exact reason is unknown. Borrower stated she was going to reach out to HUD Counselor. Borrower requested assistance again in XX/XXXX; as of XX/XX/XXXX servicer unable to approve workout. Last contact on XX/XX/XXXX, borrower wanted to know if they could make partial payments. Servicer advised would not help with payments due until a full payment received.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, excessive obligations.  As of XX/XXXX, spouses hours reduced.  RFD per notes on X/XX/XXXX, lack of hours.  Death in the family as of XX/XX/XXXX. As of XX/XXXX, hours still reduced due to XXXX. RFD per notes on XX/XX/XXXX, martial issues.

FORECLOSURE: No mention of FC found in comments.

BANKRUPTCY: No mention of BK found in comments.

PROPERTY: No mention of property damage found in comments.  Owner occupied per data tape.

432590973	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/15/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	CO	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in XX/XXXX to inquire about a bill he received indicating he made X payments on XX/X/XX and was advised of system error which had been corrected and that only one payment was made on the Xth. Borrower requested a X month FB on X/XX/XX explaining that his job would be terminated on X/X/XX due to XXXX; FB plan was approved, ending X/X/XX. FB plan did not bring the loan current; borrower requested additional assistance, stating on X/XX/XX that he had a change in income, business shut down. A X month deferral was approved and processed in XX/XXXX. Last contact was on X/XX/XX, borrower scheduled a payment. Loan is current.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591066	NB 2021-NQM2	SLS 36M PHCH	4/1/2021	3/4/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower has been current on the loan since origination. Minimal contact is noted; borrower advised that he had the payment set up through his bank to come out on the first and would call the next day to find out what happened with the March payment.

REASON FOR DEFAULT: None, loan is current.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591341	NB 2021-NQM2	SLS 36M PHCH	2/1/2021	1/5/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/X/XXXX, the borrower called in to ask about payment increase and was advised it was due to escrow change. No further contact with the borrower since that time and no records of attempts made. The borrower began requesting XXXX relief options in X/XXXX and was offered a X month forbearance plan. The borrower was not responsive and after the forbearance plan ended, the loan was referred to foreclosure. The borrower fully reinstated the loan in XX/XXXX but the loan has since rolled XX days delinquent. No recent contact with the borrower and no indication of active loss mitigation workout activity.

REASON FOR DEFAULT: RFD was due to impact from the XXXX XXXX. Unclear if hardship is continuing.

FORECLOSURE: The loan was referred to foreclosure in X/XXXX but was cancelled upon receipt of a full reinstatement in XX/XXXX. No further FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432591359	NB 2021-NQM2	FAY 36M PHCH	2/1/2021	2/10/2021	DELQ	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX; welcome call completed, and borrower set up auto-draft payments. Borrower asked servicer to link his accounts on the website in X/XXXX and again in X/XXXX. The X/XXXX payment was reversed on X/XX/XXXX; reason unknown. Servicer entered a research request on the reversed payment in X/XXXX; unable to determine where the reversed funds were applied. Servicer did a suspense sweep on X/X/XXXX. Last contact was in /XXXX, when borrower said he had made monthly payments on the account; servicing notes state the X/XXXX payment should not have been reversed. In XX/XXXX, servicer said borrower was credited a payment in X/XXXX when he said his payment was sent to the prior servicer; the funds were never received from the prior servicer, and were reversed from the account in X/XXXX, which caused the loan to roll delinquent. Borrower has continued to dispute the delinquency on the account; last contact was in XX/XXXX regarding LPI coverage removal. Borrower had only liability coverage, so servicer disbursed an HOI payment in X/XXXX to cover building insurance after notifying borrower of the lack of coverage. Borrower provided proof of insurance coverage in X/XXXX; unable to determine if the LPI coverage disbursed in X/XXXX was refunded. Servicer sent a trial plan for deferment in X/XXXX.

REASON FOR DEFAULT: Missing payment from prior servicer

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
432591154	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/10/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	DE	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, reviewed for X month forbearance as of XX/XX/XXXX. Approval date of forbearance not noted but per comments on XX/XX/XXXX, appears forbearance was approved with end date of XX/XX/XXXX. Borrower requested forbearance as of XX/XX/XXXX and submitted application, denied as of XX/XX/XXXX, reason not provided. Loan reinstated as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower stated she mails in her payment on XXth of every month and then hung up.

REASON FOR DEFAULT: Curtailment of income due to XXXX and other.

FORECLOSURE: Loan referred to FC on XX/XX/XXXX, FC closed on XX/XX/XXXX due to reinstatement. No other FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432590991	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	1/22/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Welcome call was completed on X/X/XX. Tax parcel discrepancy noted in X/XXXX but appears to have been corrected with a parcel change form. Borrower fell behind on the loan after X/XXXX; August payments were reversed in X/XXXX. Borrower stated on X/X/XX that RFD was due to illness. Breach/default letter was sent in X/XXXX. X payments were applied in X/XXXX bringing the loan current. Last contact was on XX/XX/XX, borrower stated that he wired in the December payment and was advised that it was received on the Xth and was placed in suspense due payment was short iao $XXX due to escrow change; borrower advised that he would wire the payment. Payoff quote was completed on X/X/XX. No further details.

REASON FOR DEFAULT: Borrower illness.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432590896	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. XX/XXXX Borrower is working with loss mit, account is under review for a mod. X/XXXX Mod is denied (investor does not participate). X/XXXX Borrower accepts a X month repayment plan. X/XXXX Borrower reports they have been impacted by XXXX, a FB plan is implemented. X/XXXX Borrower reports they are able to resume making payments. X/XXXX A verbal repayment plan is started. X/XXXX Borrowers are divorced. Borrower has been cooperative. The most recent contact was on X/XX/XXXX to schedule a payment.

REASON FOR DEFAULT: XX/XXXX Curtailment of income. X/XXXX Surgery. X/XXXX XXXX.

FORECLOSURE: No FC activity found.

BANKRUPTCY: Borrower reports on X/XX/XXXX that they filed for a BK in X/XXXX. Starting in X/XXXX notes start referencing a BK discharge. BK Loss mitigation letter sent to attorney X/XX/XXXX; No other information found confirming the filing or providing further details/dates.

PROPERTY: No property issues found.

432591512	NB 2021-NQM2	Lima One 36M PHCH	4/10/2021	3/10/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. No outbound attempt or borrower contact is noted.

REASON FOR DEFAULT: Unknown

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432590925	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/12/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Comments in X/XXXX indicate there were delinquent taxes on property due to county adjusting the XXXX bill and borrower never paid. Servicer paid the delinquent taxes. Borrower on X/X/XXXX stated impacted by XXXX, servicer offered FB plan. FB plan was offered to borrower who accepted. Borrower on X/XX/XXXX requested extension of FB plan. Servicer advised they need a workout packet. As of X/XX/XXXX borrower stated they no longer want FB plan but interested in repayment plan, servicer set up a X month repayment plan. Repayment plan kept, no further assistance has been requested. Last contact XX/X/XXXX borrower made payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX income reduction

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: NA

432591136	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/12/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for X month forbearance as of XX/XX/XXXX with end date of XX/XX/XXXX. Borrower requested forbearance extension as of XX/XX/XXXX, RMA received as of XX/XX/XXXX, denied as of XX/XX/XXXX, reason not provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated he make it by grace period, no other details provided.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432591137	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/12/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower noted as impacted by XXXX in XX/XXXX, approved for X month forbearance as of XX/XX/XXXX. Forbearance extension requested as of XX/XX/XXXX, denied as of XX/XX/XXXX, reason not provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make a payments.

REASON FOR DEFAULT: XXXX.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

432591275	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/19/2021	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in and requested a repayment plan due to XXXX impact. The repayment plan was noted as a six month plan and payments of $XX,XXX.XX/month. No further contact since that time and no attempts made. The borrower began requesting workout assistance in X/XXXX due to the XXXX XXXX and has been offered various short term forbearance plans. The borrower appears to be cooperative. The loan is now current and no recent indication of ongoing hardship or active loss mitigation workout activity.

REASON FOR DEFAULT: RFD last noted in X/XXXX was curtailment of income. The borrower lost their business due to impact from the XXXX XXXX and also experienced illness. No recent indication of ongoing hardship.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
432591082	NB 2021-NQM2	SLS 36M PHCH	2/1/2021	2/12/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	NC	XXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. Multiple cease and desist requests noted, most recently on XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower was advised his payment was rejected due to inability to accept one check for loans, borrower advised to contact bank to stop payment and bank would be able refunds funds.

REASON FOR DEFAULT: No RFD noted.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
432590890	NB 2021-NQM2	SLS 36M PHCH	2/1/2021	1/15/2021	DELQ	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Minimal contact. X/XXXX Borrower reports they have been impacted by XXXX, assistance is requested. As of X/X/XXXX Loss mit application is incomplete. The most recent contact was on X/XX/XXXX with XXXX assistance being discussed.

REASON FOR DEFAULT: X/XXXX XXXX (unemployment).

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

432591430	NB 2021-NQM2	Lima One 36M PHCH	4/10/2021	3/10/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account is performing with one borrower contact X/X/XXXX regarding XXXX, call details are not provided.

REASON FOR DEFAULT: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

432591117	NB 2021-NQM2	SLS 36M PHCH	3/1/2021	2/16/2021	CURR	XXXX	XXXX	No	XXXX	XXXX	WA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower stated X/X/XXXX incarcerated; confirmed payment sent. Borrower stated X/XX/XXXX had to put stop payment due to lost payment. Borrower stated X/XX/XXXX impacted by XXXX due to loss of business. X-month special FB offered X/X/XXXX. Borrower stated X/XX/XXXX thought payments deferred at end of FB; stated still impacted by XXXX requesting assistance. Borrower advised X/XX/XXXX Mod was denied. Servicer processed FB extension X/X/XXXX. Borrower was advised X/XX/XXXX FB has ended and need reinstatement. Borrower inquired about workout XX/XX/XXXX. Servicer notes XX/XX/XXXX offered tiered deferral which was processed XX/X/XXXX. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

FORECLOSURE: No prior FC action noted.

BANKRUPTCY: No prior BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

432591517	NB 2021-NQM2	FAY 36M PHCH	4/1/2021	3/9/2021	CURR	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX; welcome call completed. Borrower set up auto-draft payments to start in XX/XXXX. Borrower had an NSF payment in X/XXXX that was reinstated in the same month. An ATP confirmed payment receipt in X/XXXX and in X/XXXX. Borrower requested a deferral in X/XXXX due to a XXXX hardship, and was advised to complete an assistance application in X/XXXX. Borrower reinstated the account in X/XXXX after servicer agreed to waive late charges. Borrower declined payment assistance in X/XXXX, and authorized a third party on the account. Borrower requested a X-month FB plan in X/XXXX, stating hardship was ongoing. Servicer offered either a X-month FB plan, or to waive the delinquent interest; borrower declined both offers, stating he wanted a deferment. Borrower made a double payment in XX/XXXX to reinstate the account, and has since remained current. Borrower requested a DIL option in XX/XXXX, but servicer declined as borrower had equity in the property. Last contact was a phone payment in X/XXXX.

REASON FOR DEFAULT: Tenants not able to pay due to XXXX; borrower has multiple investment properties. Tenants signed a new lease agreement with lower rent; borrower had reduced income

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied